MORGAN STANLEY NEW DISCOVERIES FUND
LETTER TO THE SHAREHOLDERS o AUGUST 31, 2002

DEAR SHAREHOLDER:

The 12-month period ended August 31, 2002, was an exceedingly difficult one for investors. While the Standard & Poor's MidCap 400 Index (S&P MidCap 400 Index), which includes both growth and value stocks, declined more than 9 percent, more-growth-oriented benchmarks fared much worse. For example, the Russell MidCap Growth Index fell more than 23 percent, while the Nasdaq Composite Index fell more than 27 percent during the period.

The period under review was characterized by extreme market volatility as economic uncertainty, acts of terrorism on American soil and geopolitical conflict all weighed heavily on the U.S. equity markets. In addition, accounting irregularities and doubts about corporate credibility together fed investors' fears. The accounting problems at Enron and WorldCom had a tremendous spillover effect as investors came to regard with extreme suspicion companies whose accounting practices appeared to be even remotely questionable or complex. As the number of scandals and bankruptcies increased, investor sentiment deteriorated markedly.

The economic picture within the manufacturing and retail sectors did seem to improve during the period, but the pace of recovery was more muted than many had hoped it would be. In addition, many businesses remained cautious and reluctant to increase capital spending. Despite notable strength in the equity markets during the fourth quarter of 2001, by the end of the reporting period equity valuations had fallen significantly in a large number of areas. Investors are still looking for a positive catalyst to reverse the market's weakness.


PERFORMANCE AND PORTFOLIO STRATEGY

For the 12-month period ended August 31, 2002, Morgan Stanley New Discoveries Fund's Class A, B, C and D shares posted total returns of -28.97 percent, -29.53 percent, -29.70 percent and -28.75 percent, respectively. For the same period the S&P MidCap 400 Index returned -9.22 percent. The performance of the Fund's four share classes varies because of differing expenses. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. If sales charges were included, performance would be lower. The accompanying chart compares the Fund's performance to that of the S&P MidCap 400 Index.

The Fund's underperformance relative to its benchmark was the result of several factors. During the reporting period, value-oriented issues outperformed growth stocks, with the technology and health-care sectors being the hardest hit. The Fund's overweightings in technology and health-care stocks, as well as security selection within those two sectors hampered performance. In addition, underweightings in such better-performing sectors as energy, financial services and consumer staples detracted from relative performance. Cushioning the Fund's performance somewhat was its exposure to consumer discretionary stocks and its underweighting of the utilities sector.

MORGAN STANLEY NEW DISCOVERIES FUND
LETTER TO THE SHAREHOLDERS o AUGUST 31, 2002 CONTINUED

During the period under review, we increased the Fund's exposure to consumer-oriented sectors, including restaurants, discount stores, specialty retail and travel. We also increased the Fund's allocation to biotechnology, financial services and energy stocks, and reduced technology exposure, particularly within semiconductors and semiconductor-capital equipment. The Fund's position in health-care services and telephone services was also scaled back, and its holdings in electric utilities stocks were liquidated.

At the start of the reporting period, the Fund's portfolio was biased toward aggressive-growth stocks. A number of the Fund's more aggressive holdings, particularly within technology, consumer services and business services, appreciated significantly during the fourth quarter of 2001. We used that strength as an opportunity to trim or eliminate some of those positions, as we believed that market sentiment had moved ahead of the underlying business momentum in a number of areas. We concurrently shifted more emphasis to companies that we believed have relatively stable earnings and the potential to generate solid free cash flow.

At the end of the reporting period, the Fund's largest sector weightings were consumer discretionary and health care, which together constituted approximately 50 percent of the Fund's portfolio. Consumer spending has held up remarkably well over the past 12 months, and recent low interest rates have given many homeowners the opportunity to refinance their mortgages and add liquidity to their personal balance sheets. In our view, the fundamentals in health care have generally remained attractive, as the sector tends to be less sensitive to the overall economy than are other areas of the market and it could benefit from shifting demographic trends.


LOOKING AHEAD

We believe that the market may be bottoming. Many industry data points, such as radio advertising, lightbulb sales and corrugated box shipments, have stabilized. We are mindful, however, of the market's fragility and recognize that a war with Iraq could further undermine investor confidence. In light of this, the Fund's portfolio consists of a mix of stable and cyclical-growth companies, and we remain focused on thorough fundamental research.

MORGAN STANLEY NEW DISCOVERIES FUND
LETTER TO THE SHAREHOLDERS o AUGUST 31, 2002 CONTINUED

We appreciate your ongoing support of Morgan Stanley New Discoveries Fund and look forward to continuing to serve your investment needs.


Very truly yours,

/s/ Charles A. Fiumefreddo               /s/ Mitchell M. Merin
--------------------------               ---------------------
Charles A. Fiumefreddo                   Mitchell M. Merin
Chairman of the Board                    President and CEO















ANNUAL HOUSEHOLDING NOTICE

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents including shareholder reports, prospectuses and proxy materials to investors with the same last name and who reside at the same address. Your participation in this program will continue for an unlimited period of time, unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00a.m. to 8:00p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

MORGAN STANLEY NEW DISCOVERIES FUND
FUND PERFORMANCE o AUGUST 31, 2002

GROWTH OF $10,000
($ in Thousands)

[GRAPHIC OMITTED]

          DATE           CLASS A             CLASS B             CLASS C             CLASS D             S&P 400
-------------------------------------------------------------------------------------------------------------------------
SEPTEMBER 27, 2000       $9,475              $10,000             $10,000             $10,000             $10,000
-------------------------------------------------------------------------------------------------------------------------
NOVEMBER 30, 2000        $7,372              $ 7,770             $ 7,770             $ 7,790             $ 9,097
-------------------------------------------------------------------------------------------------------------------------
FEBRUARY 28, 2001        $6,955              $ 7,320             $ 7,320             $ 7,350             $ 9,440
-------------------------------------------------------------------------------------------------------------------------
MAY 31, 2001             $6,614              $ 6,940             $ 6,940             $ 6,990             $ 9,928
-------------------------------------------------------------------------------------------------------------------------
AUGUST 31, 2001          $5,429              $ 5,690             $ 5,690             $ 5,740             $ 9,423
-------------------------------------------------------------------------------------------------------------------------
NOVEMBER 30, 2001        $5,344              $ 5,590             $ 5,590             $ 5,650             $ 9,257
-------------------------------------------------------------------------------------------------------------------------
FEBRUARY 28, 2002        $4,984              $ 5,210             $ 5,210             $ 5,280             $ 9,697
-------------------------------------------------------------------------------------------------------------------------
MAY 31, 2002             $4,889              $ 5,090             $ 5,150             $ 5,180             $10,167
-------------------------------------------------------------------------------------------------------------------------
AUGUST 31, 2002          $3,856 (3)          $ 3,850 (3)         $ 4,000 (3)         $ 4,090 (3)         $ 8,554
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                    --- CLASS A         --- CLASS B         --- CLASS C         --- CLASS D         --- S&P 400 (4)
-------------------------------------------------------------------------------------------------------------------------


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.


AVERAGE ANNUAL TOTAL RETURNS - PERIOD ENDED AUGUST 31, 2002
---------------------------------------------------------------------
                           CLASS A SHARES*
---------------------------------------------------------------------
1 Year                               (28.97)%(1)         (32.70)%(2)
Since Inception (9/27/00)            (37.32)%(1)         (39.05)%(2)
---------------------------------------------------------------------
                          CLASS B SHARES**
---------------------------------------------------------------------
1 Year                               (29.53)%(1)         (33.05)%(2)
Since Inception (9/27/00)            (37.80)%(1)         (39.10)%(2)
---------------------------------------------------------------------
                          CLASS C SHARES+
---------------------------------------------------------------------
1 Year                               (29.70)%(1)         (30.40)%(2)
Since Inception (9/27/00)            (37.88)%(1)         (37.88)%(2)
---------------------------------------------------------------------
                          CLASS D SHARES++
---------------------------------------------------------------------
1 Year                               (28.75)%(1)
Since Inception (9/27/00)            (37.16)%(1)

------------

(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

(3)   Closing value assuming a complete redemption on August 31, 2002.

(4) The Standard and Poor's MidCap 400 Index (S&P 400) is a market-value weighted index, the performance of which is based on the performance of 400 domestic stocks chosen for market size, liquidity and industry group representation. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

 *    The maximum front-end sales charge for Class A is 5.25%.

** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
+ The maximum contingent deferred sales charge for Class C is 1% for shares redeemed within one year of purchase.
++    Class D has no sales charge.

MORGAN STANLEY NEW DISCOVERIES FUND
PORTFOLIO OF INVESTMENTS o AUGUST 31, 2002




      NUMBER OF
       SHARES                                                    VALUE
--------------------                                         -------------
                    COMMON STOCKS (98.3%)
                    Advertising/Marketing
                      Services (0.8%)
      41,150        Lamar Advertising Co.* ...............   $  1,315,154
                                                             ------------
                    Aerospace & Defense (0.4%)
       9,750        Alliant Techsystems, Inc.* ...........        665,145
                                                             ------------
                    Air Freight/Couriers (0.6%)
      13,550        C.H. Robinson Worldwide, Inc. ........        373,844
      14,050        Expeditors International of
                      Washington, Inc. ...................        370,217
                                                             ------------
                                                                  744,061
                                                             ------------
                    Apparel/Footwear (1.0%)
      60,800        Coach, Inc.* .........................      1,497,504
                                                             ------------
                    Apparel/Footwear Retail (3.4%)
      70,500        Abercrombie & Fitch Co. (Class A)* ...      1,607,400
     117,150        Limited Brands .......................      1,791,223
      49,950        Ross Stores, Inc. ....................      1,803,694
                                                             ------------
                                                                5,202,317
                                                             ------------
                    Auto Parts: O.E.M. (0.9%)
      63,000        ArvinMeritor, Inc. ...................      1,473,570
                                                             ------------
                    Biotechnology (7.9%)
      52,400        Biogen, Inc.* ........................      1,755,400
      37,400        Celgene Corp.* .......................        650,012
      13,000        Cephalon, Inc.* ......................        565,500
      83,700        Gilead Sciences, Inc.* ...............      2,685,096
      21,700        Human Genome Sciences, Inc.* .........        326,802
      49,725        IDEC Pharmaceuticals Corp.*...........      1,997,950
      16,850        InterMune Inc.* ......................        419,060
      65,850        MedImmune, Inc.* .....................      1,689,711
      40,200        Millennium Pharmaceuticals, Inc.* ....        492,852
      23,100        NPS Pharmaceuticals, Inc.* ...........        467,082
      20,800        Scios, Inc.* .........................        500,448
      19,450        Transkaryotic Therapies, Inc.* .......        673,748
                                                             ------------
                                                               12,223,661
                                                             ------------
                    Broadcasting (4.9%)
     131,900        Radio One, Inc. (Class D)* ...........      2,074,787
      89,800        Univision Communications,
                      Inc. (Class A)* ....................      2,092,340

      NUMBER OF
       SHARES                                                    VALUE
-----------------                                            -------------
      53,300        USA Interactive, Inc.* ..............    $  1,141,686
      69,250        Westwood One, Inc.* .................       2,418,902
                                                             ------------
                                                                7,727,715
                                                             ------------
                    Casino/Gaming (3.0%)
     185,150        GTECH Holdings Corp.* ...............       3,545,622
     115,800        Park Place Entertainment Corp.* .....       1,082,730
                                                             ------------
                                                                4,628,352
                                                             ------------
                    Chemicals: Specialty (0.6%)
      16,950        Sigma-Aldrich Corp. .................         864,450
                                                             ------------
                    Computer Communications (1.1%)
      47,950        Brocade Communications
                      Systems, Inc.* ....................         693,836
      24,100        Emulex Corp.* .......................         406,808
      36,650        Extreme Networks, Inc.* .............         345,609
      37,950        Foundry Networks, Inc.* .............         332,062
                                                             ------------
                                                                1,778,315
                                                             ------------
                    Computer Peripherals (1.7%)
      20,300        Lexmark International, Inc. *........         958,160
      46,900        Network Appliance, Inc.* ............         447,426
      27,600        QLogic Corp.* .......................         925,980
      25,400        Storage Technology Corp.* ...........         346,710
                                                             ------------
                                                                2,678,276
                                                             ------------
                    Contract Drilling (2.1%)
      82,200        GlobalSantaFe Corp. .................       1,808,400
      48,850        Noble Corp.* ........................       1,517,769
                                                             ------------
                                                                3,326,169
                                                             ------------
                    Data Processing Services (2.0%)
      24,750        Affiliated Computer Services,
                      Inc. (Class A)* ...................       1,101,375
      66,200        BISYS Group, Inc. (The)* ............       1,686,776
      20,300        Concord EFS, Inc.* ..................         414,323
                                                             ------------
                                                                3,202,474
                                                             ------------
                    Discount Stores (3.2%)
      65,500        BJ's Wholesale Club, Inc.* ..........       1,608,025
     148,450        Dollar General Corp. ................       2,223,781
      48,100        Dollar Tree Stores, Inc.* ...........       1,183,741
                                                             ------------
                                                                5,015,547
                                                             ------------

                       See Notes to Financial Statements

MORGAN STANLEY NEW DISCOVERIES FUND
PORTFOLIO OF INVESTMENTS o AUGUST 31, 2002 CONTINUED

      NUMBER OF
       SHARES                                                    VALUE
--------------------                                         -----------
                    Electrical Products (0.2%)
      11,150        Molex Inc. ........................      $  331,155
                                                             ----------
                    Electronic Components (0.8%)
      12,100        Amphenol Corp. (Class A)* .........         469,722
      45,850        Jabil Circuit, Inc.* ..............         857,853
                                                             ----------
                                                              1,327,575
                                                             ----------
                    Electronic Distributors (0.2%)
       8,460        CDW Computer Centers, Inc.*........         363,103
                                                             ----------
                    Electronic Equipment/
                      Instruments (0.2%)
     111,100        JDS Uniphase Corp.* ...............         298,859
                                                             ----------
                    Electronic Production Equipment
                      (0.9%)
      13,950        Celestica, Inc.* ..................         320,431
      18,350        KLA-Tencor Corp.* .................         603,164
       6,300        Novellus Systems, Inc.* ...........         154,098
       7,100        Synopsys, Inc.* ...................         306,365
                                                             ----------
                                                              1,384,058
                                                             ----------
                    Finance/Rental/Leasing (0.5%)
       8,300        SLM Corp. .........................         760,695
                                                             ----------
                    Financial Publishing/
                      Services (3.1%)
      72,700        Moody's Corp. .....................       3,512,864
      56,400        SunGard Data Systems Inc.*.........       1,390,260
                                                             ----------
                                                              4,903,124
                                                             ----------
                    Food: Specialty/Candy (0.8%)
      15,600        Hershey Foods Corp. ...............       1,181,700
                                                             ----------
                    Home Building (1.8%)
      54,400        Lennar Corp. ......................       2,872,320
                                                             ----------
                    Home Furnishings (0.8%)
      24,958        Mohawk Industries, Inc.* ..........       1,235,421
                                                             ----------
                    Hospital/Nursing Management (0.5%)
      20,800        Triad Hospitals, Inc.* ............         759,408
                                                             ----------
                    Hotels/Resorts/Cruiselines (2.0%)
     122,000        Starwood Hotels & Resorts
                      Worldwide, Inc. .................       3,145,160
                                                             ----------

      NUMBER OF
       SHARES                                                    VALUE
--------------------                                           -----------
                     Household/Personal Care (0.3%)
      9,700          Alberto-Culver Co. (Class B) ........     $  477,822
                                                               ----------
                     Industrial Specialties (0.9%)
     32,350          Ecolab, Inc. ........................      1,457,044
                                                               ----------
                     Information Technology
                       Services (0.9%)
     43,950          J.D. Edwards & Co.* .................        573,547
     54,050          PeopleSoft, Inc.* ...................        869,124
                                                               ----------
                                                                1,442,671
                                                               ----------
                     Insurance Brokers/Services (1.7%)
     31,733          ChoicePoint Inc.* ...................      1,363,567
     42,250          Willis Group Holdings Ltd.* .........      1,330,452
                                                               ----------
                                                                2,694,019
                                                               ----------
                     Internet Software/Services (0.8%)
     48,050          BEA Systems, Inc.* ..................        293,585
    106,600          Siebel Systems, Inc.* ...............        901,836
                                                               ----------
                                                                1,195,421
                                                               ----------
                     Investment Banks/Brokers (0.5%)
     14,150          Lehman Brothers Holdings, Inc. ......        806,691
                                                               ----------
                     Investment Managers (0.7%)
     21,250          Affiliated Managers Group, Inc.* ....      1,113,500
                                                               ----------
                     Managed Health Care (2.3%)
     20,600          Anthem, Inc.* .......................      1,300,066
     89,750          Caremark Rx, Inc.* ..................      1,453,950
     11,700          WellPoint Health Networks, Inc.* ....        870,129
                                                               ----------
                                                                3,624,145
                                                               ----------
                     Medical Distributors (1.3%)
     28,200          AmerisourceBergen Corp. .............      2,044,782
                                                               ----------
                     Medical Specialties (4.6%)
     42,850          St. Jude Medical, Inc.* .............      1,594,449
     15,250          Stryker Corp.* ......................        859,643
     62,300          Varian Medical Systems, Inc.*........      2,649,619
     55,700          Zimmer Holdings, Inc.* ..............      2,055,330
                                                               ----------
                                                                7,159,041
                                                               ----------

                       See Notes to Financial Statements

MORGAN STANLEY NEW DISCOVERIES FUND
PORTFOLIO OF INVESTMENTS o AUGUST 31, 2002 CONTINUED

 NUMBER OF
   SHARES                                                        VALUE
-----------                                                   -------------
                   Medical/Nursing Services (1.4%)
   70,050          Lincare Holdings, Inc.* ................   $  2,245,103
                                                              ------------
                   Miscellaneous Commercial
                     Services (2.2%)
   60,850          Iron Mountain Inc.* ....................      1,691,630
   66,500          Sabre Holdings Corp.* ..................      1,789,515
                                                              ------------
                                                                 3,481,145
                                                              ------------
                   Movies/Entertainment (0.4%)
   36,950          Regal Entertainment Group (Class A)* ...        648,473
                                                              ------------
                   Oil & Gas Production (1.2%)
   77,000          Pioneer Natural Resources Co.* .........      1,916,530
                                                              ------------
                   Oilfield Services/Equipment (3.0%)
   36,050          Baker Hughes Inc. ......................        991,375
   53,500          BJ Services Co.* .......................      1,632,285
   51,950          Weatherford International Ltd.* ........      2,121,638
                                                              ------------
                                                                 4,745,298
                                                              ------------
                   Other Consumer Services (4.5%)
   19,550          Apollo Group, Inc. (Class A)*...........        817,777
   55,550          Block (H.&R.), Inc. ....................      2,716,395
   36,200          Career Education Corp.* ................      1,614,158
   41,300          Weight Watchers International, Inc.* ...      1,959,685
                                                              ------------
                                                                 7,108,015
                                                              ------------
                   Packaged Software (5.5%)
   50,200          Adobe Systems, Inc. ....................      1,009,020
   23,150          BMC Software, Inc.* ....................        321,785
   29,350          Cadence Design Systems, Inc.* ..........        395,345
   47,050          Intuit Inc.* ...........................      2,099,842
   34,450          Mercury Interactive Corp.* .............        875,375
   21,200          NetIQ Corp.* ...........................        411,280
   23,700          Network Associates, Inc.* ..............        308,100
   62,200          Rational Software Corp.* ...............        422,960
   31,500          Symantec Corp.* ........................        900,900
   82,400          TIBCO Software, Inc.* ..................        346,904
   92,500          VERITAS Software Corp.* ................      1,497,575
                                                              ------------
                                                                 8,589,086
                                                              ------------

 NUMBER OF
   SHARES                                                         VALUE
-----------                                                   -------------
                   Personnel Services (0.2%)
   21,900          Robert Half International, Inc.*........   $    379,308
                                                              ------------
                   Pharmaceuticals: Other (2.4%)
   27,150          Allergan, Inc. .........................      1,594,248
   16,000          Biovail Corp. (Canada)* ................        429,440
   58,500          Shire Pharmaceuticals Group PLC (ADR)
                     (United Kingdom)* ....................      1,707,615
                                                              ------------
                                                                 3,731,303
                                                              ------------
                   Property - Casualty Insurers (0.9%)
   24,700          Everest Re Group, Ltd. (Barbados) ......      1,338,740
                                                              ------------
                   Recreational Products (2.7%)
   41,650          Electronic Arts Inc.* ..................      2,634,779
   25,450          International Game Technology* .........      1,646,106
                                                              ------------
                                                                 4,280,885
                                                              ------------
                   Restaurants (4.4%)
   66,000          CBRL Group, Inc. .......................      1,694,880
   58,700          Jack in the Box Inc.* ..................      1,658,275
   46,050          Wendy's International, Inc. ............      1,644,446
   60,050          Yum! Brands, Inc.* .....................      1,821,317
                                                              ------------
                                                                 6,818,918
                                                              ------------
                   Savings Banks (0.6%)
   26,600          Charter One Financial, Inc. ............        896,420
                                                              ------------
                   Semiconductors (3.5%)
  155,350          Agere Systems, Inc. (Class B)* .........        239,239
   30,250          Broadcom Corp. (Class A)* ..............        498,823
   46,600          Cypress Semiconductor Corp.* ...........        490,698
   16,300          Fairchild Semiconductor Corp.
                     (Class A)* ...........................        196,741
   46,450          Integrated Device Technology, Inc.* ....        614,534
   13,950          International Rectifier Corp.*..........        303,552
   30,650          Intersil Corp. (Class A)* ..............        518,598
   22,700          Marvell Technology Group Ltd.
                     (Bermuda)* ...........................        432,662

                       See Notes to Financial Statements

MORGAN STANLEY NEW DISCOVERIES FUND
PORTFOLIO OF INVESTMENTS o AUGUST 31, 2002 CONTINUED

 NUMBER OF
  SHARES                                                           VALUE
----------                                                     ------------
  9,300            Maxim Integrated Products, Inc.* .......    $   293,973
 52,550            Microchip Technology Inc.* .............      1,106,178
 44,000            PMC - Sierra, Inc.* ....................        308,000
 56,174            Skyworks Solutions, Inc.* ..............        235,931
 15,700            Xilinx, Inc.* ..........................        303,324
                                                               -----------
                                                                 5,542,253
                                                               -----------
                   Services to the Health Industry (1.0%)
 25,950            Laboratory Corp. of America
                     Holdings* ............................        816,128
 25,700            Stericycle, Inc.* ......................        797,728
                                                               -----------
                                                                 1,613,856
                                                               -----------
                   Specialty Stores (1.0%)
 35,100            Michaels Stores, Inc.* .................      1,631,799
                                                               -----------
                   Telecommunication Equipment (1.0%)
 21,150            Advanced Fibre Communications, Inc.* ...        373,086
 33,850            CIENA Corp.* ...........................        137,397
 11,650            Harris Corp. ...........................        372,218
196,450            Nortel Networks Corp. (Canada)* ........        206,273
 78,650            RF Micro Devices, Inc.* ................        526,169
                                                               -----------
                                                                 1,615,143
                                                               -----------
                   Tobacco (0.8%)
 47,750            Loews Corp. - Carolina Group ...........      1,236,725
                                                               -----------
                   Trucks/Construction/Farm
                     Machinery (1.2%)
 94,300            AGCO Corp.* ............................      1,803,016
                                                               -----------
                   Wireless Telecommunications (1.0%)
207,950            Nextel Communications, Inc.
                     (Class A)* ...........................      1,582,500
                                                               -----------
                   TOTAL COMMON STOCKS
                   (Cost $161,799,291).....................    154,124,940
                                                               -----------

 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                          VALUE
-----------                                     -------------
              SHORT-TERM INVESTMENT (0.5%)
              REPURCHASE AGREEMENT
$    754      Joint repurchase agreement
                account 1.875% due
                09/03/02 (dated
                08/30/02; proceeds
                $754,157) (a)
                (Cost $754,000)...........      $    754,000
                                                ------------
TOTAL INVESTMENTS
(Cost $162,553,291) (b).........    98.8%        154,878,940
OTHER ASSETS IN EXCESS OF
LIABILITIES ....................     1.2           1,840,917
                                   -----         -----------
NET ASSETS .....................   100.0%       $156,719,857
                                   =====        ============

-----------------------

ADR   American Depository Receipt.

*     Non-income producing security.

(a)   Collateralized by federal agency and U.S. Treasury obligations.

(b) The aggregate cost for federal income tax purposes is $173,165,371. The aggregate gross unrealized appreciation is $7,495,738 and the aggregate gross unrealized depreciation is $25,782,169, resulting in net unrealized depreciation of $18,286,431.

                       See Notes to Financial Statements

MORGAN STANLEY NEW DISCOVERIES FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
August 31, 2002

ASSETS:
Investments in securities, at value
 (cost $162,553,291)..............................................    $  154,878,940
Receivable for:
  Investments sold ...............................................         3,876,287
  Dividends ......................................................            55,308
  Shares of beneficial interest sold .............................            13,970
Prepaid expenses and other assets ................................            54,880
                                                                      --------------
  TOTAL ASSETS ...................................................       158,879,385
                                                                      --------------
LIABILITIES:
Payable for:
  Investments purchased ..........................................         1,707,650
  Investment management fee ......................................           136,195
  Distribution fee ...............................................           122,205
  Shares of beneficial interest redeemed .........................           106,427
Accrued expenses and other payables ..............................            87,051
                                                                      --------------
  TOTAL LIABILITIES ..............................................         2,159,528
                                                                      --------------
  NET ASSETS .....................................................    $  156,719,857
                                                                      ==============
COMPOSITION OF NET ASSETS:
Paid-in-capital ..................................................    $  503,772,968
Net unrealized depreciation ......................................        (7,674,351)
Accumulated net realized loss ....................................      (339,378,760)
                                                                      --------------
  NET ASSETS .....................................................    $  156,719,857
                                                                      ==============
CLASS A SHARES:
Net Assets .......................................................    $   14,491,753
Shares Outstanding (unlimited authorized, $.01 par value).........         3,556,691
  NET ASSET VALUE PER SHARE ......................................             $4.07
                                                                               =====
  MAXIMUM OFFERING PRICE PER SHARE,
  (net asset value plus 5.54% of net asset value) ................             $4.30
                                                                               =====
CLASS B SHARES:
Net Assets .......................................................    $  110,575,184
Shares Outstanding (unlimited authorized, $.01 par value).........        27,545,054
  NET ASSET VALUE PER SHARE ......................................             $4.01
                                                                               =====
CLASS C SHARES:
Net Assets .......................................................    $   26,350,691
Shares Outstanding (unlimited authorized, $.01 par value).........         6,584,087
  NET ASSET VALUE PER SHARE ......................................             $4.00
                                                                               =====
CLASS D SHARES:
Net Assets .......................................................    $    5,302,229
Shares Outstanding (unlimited authorized, $.01 par value).........         1,296,098
  NET ASSET VALUE PER SHARE ......................................             $4.09
                                                                               =====

                       See Notes to Financial Statements

MORGAN STANLEY NEW DISCOVERIES FUND
FINANCIAL STATEMENTS CONTINUED

STATEMENT OF OPERATIONS
For the year ended August 31, 2002

NET INVESTMENT LOSS:
INCOME
Dividends (net of $1,792 foreign withholding tax).........    $      672,223
Interest .................................................           141,539
                                                              --------------
  TOTAL INCOME ...........................................           813,762
                                                              --------------
EXPENSES
Investment management fee ................................         2,502,140
Distribution fee (Class A shares) ........................            57,395
Distribution fee (Class B shares) ........................         1,748,026
Distribution fee (Class C shares) ........................           415,283
Transfer agent fees and expenses .........................           695,805
Shareholder reports and notices ..........................            77,833
Registration fees ........................................            74,531
Custodian fees ...........................................            50,802
Professional fees ........................................            48,044
Trustees' fees and expenses ..............................            12,283
Other ....................................................             9,433
                                                              --------------
  TOTAL EXPENSES .........................................         5,691,575
                                                              --------------
  NET INVESTMENT LOSS ....................................        (4,877,813)
                                                              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss ........................................      (117,748,899)
Net change in unrealized depreciation ....................        45,688,429
                                                              --------------
  NET LOSS ...............................................       (72,060,470)
                                                              --------------
NET DECREASE .............................................    $  (76,938,283)
                                                              ===============

                       See Notes to Financial Statements

MORGAN STANLEY NEW DISCOVERIES FUND
FINANCIAL STATEMENTS CONTINUED

STATEMENT OF CHANGES IN NET ASSETS




                                                                                                  FOR THE PERIOD
                                                                               FOR THE YEAR     SEPTEMBER 27, 2000*
                                                                                  ENDED               THROUGH
                                                                             AUGUST 31, 2002      AUGUST 31, 2001
                                                                            -----------------  --------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss .......................................................    $ (4,877,813)      $ (7,772,175)
Net realized loss .........................................................    (117,748,899)      (221,629,861)
Net change in unrealized depreciation .....................................      45,688,429        (53,362,780)
                                                                               ------------       ------------
  NET DECREASE ............................................................     (76,938,283)      (282,764,816)
Net increase (decrease) from transactions in shares of beneficial interest      (92,290,288)       608,613,244
                                                                               ------------       ------------
  NET INCREASE (DECREASE) .................................................    (169,228,571)       325,848,428
NET ASSETS:
Beginning of period .......................................................     325,948,428            100,000
                                                                               ------------       ------------
END OF PERIOD .............................................................    $156,719,857       $325,948,428
                                                                               ============       ============

------------
*   Commencement of operations.

                       See Notes to Financial Statements

MORGAN STANLEY NEW DISCOVERIES FUND
NOTES TO FINANCIAL STATEMENTS o AUGUST 31, 2002


1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley New Discoveries Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term capital growth. The Fund seeks to achieve its objective by investing primarily in common stocks of companies with market capitalizations, at the time of purchase, that fall within the range of companies included within the Russell 2000 Index and the Standard & Poor's Mid-Cap 400 Index. The Fund was organized as a Massachusetts business trust on May 16, 2000 and had no operations other than those relating to organizational matters and the issuance of 2,500 shares of beneficial interest by each class for $25,000 of each class to Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), to effect the Fund's initial capitalization. The Fund commenced operations on September 27, 2000.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, Nasdaq, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by the Investment Manager, and/or Morgan Stanley Investments, LP (the "Sub-Advisor"), an affiliate of the Investment Manager, that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar

MORGAN STANLEY NEW DISCOVERIES FUND
NOTES TO FINANCIAL STATEMENTS o AUGUST 31, 2002 CONTINUED

factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. JOINT REPURCHASE AGREEMENT ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, or U.S. Treasury or federal agency obligations.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

MORGAN STANLEY NEW DISCOVERIES FUND
NOTES TO FINANCIAL STATEMENTS o AUGUST 31, 2002 CONTINUED

2. INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 1.0% to the net assets of the Fund determined as of the close of each business day.

Under a Sub-Advisory Agreement between the Sub-Advisor and the Investment Manager, the Sub-Advisor provides the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Advisor compensation equal to 40% of its monthly compensation.


3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $22,062,472 at August 31, 2002.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended August 31, 2002, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended August 31, 2002, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C

MORGAN STANLEY NEW DISCOVERIES FUND
NOTES TO FINANCIAL STATEMENTS o AUGUST 31, 2002 CONTINUED

shares of $124, $1,220,256 and $21,369, respectively and received $6,246 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.


4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended August 31, 2002 aggregated $521,327,966 and $604,966,272, respectively. Included in the aforementioned transactions are purchases and sales of $800,286 and $346,679, respectively for portfolio transactions with other Morgan Stanley Funds.

For the year ended August 31, 2002, the Fund incurred brokerage commissions of $15,188 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager, Sub-Advisor and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Manager, Sub-Advisor and Distributor, is the Fund's transfer agent. At August 31, 2002 the Fund had transfer agent fees and expenses payable of approximately $5,500.


5. FEDERAL INCOME TAX STATUS

At August 31, 2002, the Fund had a net capital loss carryover of approximately $272,034,000 of which $5,710,000 will be available through August 31, 2009 and $266,324,000 will be available through August 31, 2010 to offset future capital gains to the extent provided by regulations.

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $57,416,000 during fiscal 2002.

At August 31, 2002, the Fund had temporary book/tax differences attributable to post-October losses and capital loss deferrals on wash sales and permanent book/tax differences attributable to a net operating loss. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged and net investment loss was credited $4,877,813.

MORGAN STANLEY NEW DISCOVERIES FUND
NOTES TO FINANCIAL STATEMENTS o AUGUST 31, 2002 CONTINUED

6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:





                                                                             FOR THE PERIOD
                                             FOR THE YEAR                 SEPTEMBER 27, 2000*
                                                ENDED                           THROUGH
                                           AUGUST 31, 2002                  AUGUST 31, 2001
                                   -------------------------------- -------------------------------
                                        SHARES          AMOUNT            SHARES          AMOUNT
                                   --------------- ----------------  --------------- ---------------
CLASS A SHARES
Sold .............................       450,865    $  2,401,289       14,000,478    $137,314,142
Redeemed .........................    (2,527,335)    (13,251,276)      (8,369,817)    (70,356,162)
                                      ----------    ------------       ----------    ------------
Net increase (decrease) - Class A     (2,076,470)    (10,849,987)       5,630,661      66,957,980
                                      ----------    ------------       ----------    ------------
CLASS B SHARES
Sold .............................     2,308,753      12,352,239       49,482,104     483,842,993
Redeemed .........................   (14,174,494)    (71,513,083)     (10,073,809)    (72,360,229)
                                     -----------    ------------      -----------    ------------
Net increase (decrease) - Class B    (11,865,741)    (59,160,844)      39,408,295     411,482,764
                                     -----------    ------------      -----------    ------------
CLASS C SHARES
Sold .............................       348,381       1,877,268       12,718,773     125,110,963
Redeemed .........................    (3,450,017)    (17,833,359)      (3,035,550)    (21,930,889)
                                     -----------    ------------      -----------    ------------
Net increase (decrease) - Class C     (3,101,636)    (15,956,091)       9,683,223     103,180,074
                                     -----------    ------------      -----------    ------------
CLASS D SHARES
Sold .............................       226,838       1,178,864        4,194,288      38,914,497
Redeemed .........................    (1,454,224)     (7,502,230)      (1,673,304)    (11,922,071)
                                     -----------    ------------      -----------    ------------
Net increase (decrease) - Class D     (1,227,386)     (6,323,366)       2,520,984      26,992,426
                                     -----------    ------------      -----------    ------------
Net increase (decrease) in Fund ..   (18,271,233)   $(92,290,288)      57,243,163    $608,613,244
                                     ===========    ============      ===========    ============

------------
*   Commencement of operations.

MORGAN STANLEY NEW DISCOVERIES FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:



                                                                           FOR THE PERIOD
                                                       FOR THE YEAR      SEPTEMBER 27, 2000*
                                                          ENDED                THROUGH
                                                     AUGUST 31, 2002       AUGUST 31, 2001
                                                    -----------------   --------------------
CLASS A SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period ............     $  5.73                   $ 10.00
                                                      -------                   -------
Loss from investment operations:
 Net investment loss[+/+] .......................       (0.07)                    (0.07)
 Net realized and unrealized loss ...............       (1.59)                    (4.20)
                                                      -------                   -------
Total loss from investment operations ...........       (1.66)                    (4.27)
                                                      -------                   -------
Net asset value, end of period ..................     $  4.07                   $  5.73
                                                      =======                   =======
TOTAL RETURN+  ..................................      (28.97)%                  (42.70)%(1)
RATIOS TO AVERAGE NET ASSETS(3):
Expenses ........................................        1.63 %                    1.49 %(2)
Net investment loss .............................       (1.30)%                   (1.08)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands .........     $14,492                   $32,268
Portfolio turnover rate .........................         216 %                     155 %(1)

------------

*      Commencement of operations.

[+/+] The per share amounts were computed using an average number of shares outstanding during the period.

+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(1)    Not annualized.

(2)    Annualized.

(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

MORGAN STANLEY NEW DISCOVERIES FUND
FINANCIAL HIGHLIGHTS CONTINUED


                                                                           FOR THE PERIOD
                                                       FOR THE YEAR      SEPTEMBER 27, 2000*
                                                          ENDED                THROUGH
                                                     AUGUST 31, 2002       AUGUST 31, 2001
                                                    -----------------   --------------------
CLASS B SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period ............      $   5.69                 $  10.00
                                                       --------                 --------
Loss from investment operations:
 Net investment loss[+/+] .......................         (0.11)                   (0.13)
 Net realized and unrealized loss ...............         (1.57)                   (4.18)
                                                       --------                 --------
Total loss from investment operations ...........         (1.68)                   (4.31)
                                                       --------                 --------
Net asset value, end of period ..................      $   4.01                 $   5.69
                                                       ========                 ========
TOTAL RETURN+  ..................................        (29.53)%                 (43.10)%(1)
Ratios to Average Net Assets(3):
Expenses ........................................          2.39 %                   2.28 %(2)
Net investment loss .............................         (2.06)%                  (1.87)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands .........      $110,575                 $224,120
Portfolio turnover rate .........................           216 %                    155 %(1)

------------
*      Commencement of operations.

[+/+] The per share amounts were computed using an average number of shares outstanding during the period.

+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(1)    Not annualized.

(2)    Annualized.

(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

MORGAN STANLEY NEW DISCOVERIES FUND
FINANCIAL HIGHLIGHTS CONTINUED


                                                                           FOR THE PERIOD
                                                       FOR THE YEAR      SEPTEMBER 27, 2000*
                                                          ENDED                THROUGH
                                                     AUGUST 31, 2002       AUGUST 31, 2001
                                                    -----------------   --------------------
CLASS C SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period ............     $  5.69                 $ 10.00
                                                      -------                 -------
Loss from investment operations:
 Net investment loss[+/+] .........................       (0.11)                  (0.13)
 Net realized and unrealized loss ...............       (1.58)                  (4.18)
                                                      -------                 -------
Total loss from investment operations ...........       (1.69)                  (4.31)
                                                      -------                 -------
Net asset value, end of period ..................     $  4.00                 $  5.69
                                                      =======                 =======
TOTAL RETURN+ ...................................      (29.70)%                (43.10)%(1)

RATIOS TO AVERAGE NET ASSETS(3):
Expenses ........................................        2.39 %                  2.28 %(2)
Net investment loss .............................       (2.06)%                 (1.87)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands .........     $26,351                 $55,080
Portfolio turnover rate .........................         216 %                   155 %(1)

------------

*      Commencement of operations.

[+/+] The per share amounts were computed using an average number of shares outstanding during the period.

+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(1)    Not annualized.

(2)    Annualized.

(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

MORGAN STANLEY NEW DISCOVERIES FUND
FINANCIAL HIGHLIGHTS CONTINUED


                                                                           FOR THE PERIOD
                                                       FOR THE YEAR      SEPTEMBER 27, 2000*
                                                          ENDED                THROUGH
                                                     AUGUST 31, 2002       AUGUST 31, 2001
                                                    -----------------   --------------------
CLASS D SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period ............     $  5.74                 $ 10.00
                                                      -------                 -------
Loss from investment operations:
 Net investment loss[+/+] .......................       (0.06)                  (0.07)
 Net realized and unrealized loss ...............       (1.59)                  (4.19)
                                                      -------                 -------
Total loss from investment operations ...........       (1.65)                  (4.26)
                                                      -------                 -------
Net asset value, end of period ..................     $  4.09                 $  5.74
                                                      =======                 =======
TOTAL RETURN+ ...................................      (28.75)%                (42.60)%(1)
RATIOS TO AVERAGE NET ASSETS(3):
Expenses ........................................        1.39 %                  1.28 %(2)
Net investment loss .............................       (1.06)%                 (0.87)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands .........     $ 5,302                 $14,480
Portfolio turnover rate .........................         216 %                   155 %(1)

------------

*      Commencement of operations.

[+/+] The per share amounts were computed using an average number of shares outstanding during the period.

+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(1)    Not annualized.

(2)    Annualized.

(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

MORGAN STANLEY NEW DISCOVERIES FUND
INDEPENDENT AUDITORS' REPORT

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
MORGAN STANLEY NEW DISCOVERIES FUND:


We have audited the accompanying statement of assets and liabilities of Morgan Stanley New Discoveries Fund (the "Fund"), including the portfolio of investments, as of August 31, 2002, and the related statement of operations for the year then ended and the statements of changes in net assets and the financial highlights for the year then ended and the period September 27, 2000 (commencement of operations) through August 31, 2001. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley New Discoveries Fund as of August 31, 2002, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the year then ended and the period September 27, 2000 (commencement of operations) through August 31, 2001, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
New York, New York
October 8, 2002

MORGAN STANLEY NEW DISCOVERIES FUND
TRUSTEE AND OFFICER INFORMATION

INDEPENDENT TRUSTEES:


                                                         TERM OF
                                                       OFFICE AND
                                       POSITION(S)      LENGTH OF
       NAME, AGE AND ADDRESS OF         HELD WITH         TIME
         INDEPENDENT TRUSTEE            REGISTRANT       SERVED*
------------------------------------- ------------- ----------------
Michael Bozic (61)                    Trustee       Since
c/o Mayer, Brown, Rowe & Maw                        April 1994
Counsel to the Independent Trustees
1675 Broadway
New York, NY

Edwin J. Garn (69)                    Trustee       Since
c/o Summit Ventures LLC                             January 1993
1 Utah Center
201 S. Main Street
Salt Lake City, UT

Wayne E. Hedien (68)                  Trustee       Since
c/o Mayer, Brown, Rowe & Maw                        September 1997
Counsel to the Independent Trustees
1675 Broadway
New York, NY

                                                                                          NUMBER OF
                                                                                        PORTFOLIOS IN
                                                                                            FUND
                                                                                           COMPLEX
       NAME, AGE AND ADDRESS OF                                                           OVERSEEN
         INDEPENDENT TRUSTEE             PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    BY TRUSTEE**
------------------------------------- ------------------------------------------------ --------------
Michael Bozic (61)                    Retired; Director or Trustee of the Morgan       129
c/o Mayer, Brown, Rowe & Maw          Stanley Funds and the TCW/DW Term Trusts;
Counsel to the Independent Trustees   formerly Vice Chairman of Kmart Corporation
1675 Broadway                         (December 1998-October 2000), Chairman and
New York, NY                          Chief Executive Officer of Levitz Furniture
                                      Corporation (November 1995-November 1998)
                                      and President and Chief Executive Officer of
                                      Hills Department Stores (May 1991-July 1995);
                                      formerly variously Chairman, Chief Executive
                                      Officer, President and Chief Operating Officer
                                      (1987-1991) of the Sears Merchandise Group
                                      of Sears, Roebuck & Co.

Edwin J. Garn (69)                    Director or Trustee of the Morgan Stanley        129
c/o Summit Ventures LLC               Funds and the TCW/DW Term Trusts; formerly
1 Utah Center                         United States Senator (R-Utah) (1974-1992)
201 S. Main Street                    and Chairman, Senate Banking Committee
Salt Lake City, UT                    (1980-1986); formerly Mayor of Salt Lake City,
                                      Utah (1971-1974); formerly Astronaut, Space
                                      Shuttle Discovery (April 12-19, 1985); Vice
                                      Chairman, Huntsman Corporation (chemical
                                      company); member of the Utah Regional
                                      Advisory Board of Pacific Corp.

Wayne E. Hedien (68)                  Retired; Director or Trustee of the Morgan       129
c/o Mayer, Brown, Rowe & Maw          Stanley Funds and the TCW/DW Term Trusts;
Counsel to the Independent Trustees   formerly associated with the Allstate
1675 Broadway                         Companies (1966-1994), most recently as
New York, NY                          Chairman of The Allstate Corporation
                                      (March 1993-December 1994) and Chairman
                                      and Chief Executive Officer of its wholly-owned
                                      subsidiary, Allstate Insurance Company
                                      (July 1989-December 1994).

       NAME, AGE AND ADDRESS OF
         INDEPENDENT TRUSTEE                 OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------- ------------------------------------------------
Michael Bozic (61)                    Director of Weirton Steel Corporation.
c/o Mayer, Brown, Rowe & Maw
Counsel to the Independent Trustees
1675 Broadway
New York, NY

Edwin J. Garn (69)                    Director of Franklin Covey (time management
c/o Summit Ventures LLC               systems), BMW Bank of North America, Inc.
1 Utah Center                         (industrial loan corporation), United Space
201 S. Main Street                    Alliance (joint venture between Lockheed Martin
Salt Lake City, UT                    and the Boeing Company) and Nuskin Asia
                                      Pacific (multilevel marketing); member of the
                                      board of various civic and charitable
                                      organizations.

Wayne E. Hedien (68)                  Director of The PMI Group Inc. (private
c/o Mayer, Brown, Rowe & Maw          mortgage insurance); Trustee and Vice
Counsel to the Independent Trustees   Chairman of The Field Museum of Natural
1675 Broadway                         History; director of various other business and
New York, NY                          charitable organizations.

MORGAN STANLEY NEW DISCOVERIES FUND
TRUSTEE AND OFFICER INFORMATION CONTINUED

                                                         TERM OF
                                                       OFFICE AND
                                         POSITION(S)    LENGTH OF
        NAME, AGE AND ADDRESS OF          HELD WITH       TIME
          INDEPENDENT TRUSTEE             REGISTRANT     SERVED*
--------------------------------------- ------------- ------------
Dr. Manuel H. Johnson (53)              Trustee       Since
c/o Johnson Smick International, Inc.                 July 1991
1133 Connecticut Avenue, N.W.
Washington, D.C.

Michael E. Nugent (66)                  Trustee       Since
c/o Triumph Capital, L.P.                             July 1991
237 Park Avenue
New York, NY

                                                                                            NUMBER OF
                                                                                          PORTFOLIOS IN
                                                                                              FUND
                                                                                             COMPLEX
        NAME, AGE AND ADDRESS OF                                                            OVERSEEN
          INDEPENDENT TRUSTEE              PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    BY TRUSTEE**
--------------------------------------- ------------------------------------------------ --------------
Dr. Manuel H. Johnson (53)              Chairman of the Audit Committee and Director     129
c/o Johnson Smick International, Inc.   or Trustee of the Morgan Stanley Funds and the
1133 Connecticut Avenue, N.W.           TCW/DW Term Trusts; Senior Partner, Johnson
Washington, D.C.                        Smick International, Inc., a consulting firm;
                                        Co-Chairman and a founder of the Group of
                                        Seven Council (G7C), an international economic
                                        commission; formerly Vice Chairman of the
                                        Board of Governors of the Federal Reserve
                                        System and Assistant Secretary of the U.S.
                                        Treasury.

Michael E. Nugent (66)                  Chairman of the Insurance Committee and          207
c/o Triumph Capital, L.P.               Director or Trustee of the Morgan Stanley
237 Park Avenue                         Funds and the TCW/DW Term Trusts; director/
New York, NY                            trustee of various investment companies
                                        managed by Morgan Stanley Investment
                                        Management Inc. and Morgan Stanley
                                        Investments LP (since July 2001); General
                                        Partner, Triumph Capital, L.P., a private
                                        investment partnership; formerly Vice
                                        President, Bankers Trust Company and BT
                                        Capital Corporation (1984-1988).

        NAME, AGE AND ADDRESS OF
          INDEPENDENT TRUSTEE                 OTHER DIRECTORSHIPS HELD BY TRUSTEE
--------------------------------------- ----------------------------------------------
Dr. Manuel H. Johnson (53)              Director of NVR, Inc. (home construction);
c/o Johnson Smick International, Inc.   Chairman and Trustee of the Financial
1133 Connecticut Avenue, N.W.           Accounting Foundation (oversight organization
Washington, D.C.                        of the Financial Accounting Standards Board).

Michael E. Nugent (66)                  Director of various business organizations.
c/o Triumph Capital, L.P.
237 Park Avenue
New York, NY

MORGAN STANLEY NEW DISCOVERIES FUND
TRUSTEE AND OFFICER INFORMATION CONTINUED

INTERESTED TRUSTEES:


                                                          TERM OF
                                                        OFFICE AND
                                     POSITION(S)         LENGTH OF
   NAME, AGE AND ADDRESS OF           HELD WITH            TIME
      INTERESTED TRUSTEE              REGISTRANT          SERVED*
------------------------------ ----------------------- ------------
Charles A. Fiumefreddo (69)    Chairman and Director   Since
c/o Morgan Stanley Trust       or Trustee              July 1991
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

James F. Higgins (54)          Trustee                 Since
c/o Morgan Stanley Trust                               June 2000
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

Philip J. Purcell (58)         Trustee                 Since
1585 Broadway                                          April 1994
New York, NY

                                                                                    NUMBER OF
                                                                                  PORTFOLIOS IN
                                                                                      FUND
                                                                                     COMPLEX
   NAME, AGE AND ADDRESS OF                                                         OVERSEEN
      INTERESTED TRUSTEE          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS     BY TRUSTEE**
------------------------------ ------------------------------------------------- --------------
Charles A. Fiumefreddo (69)    Chairman and Director or Trustee of the           129
c/o Morgan Stanley Trust       Morgan Stanley Funds and the TCW/DW Term
Harborside Financial Center,   Trusts; formerly Chairman, Chief Executive
Plaza Two,                     Officer and Director of the Investment Manager,
Jersey City, NJ                the Distributor and Morgan Stanley Services,
                               Executive Vice President and Director of
                               Morgan Stanley DW, Chairman and Director of
                               the Transfer Agent, and Director and/or officer
                               of various Morgan Stanley subsidiaries (until
                               June 1998) and Chief Executive Officer of the
                               Morgan Stanley Funds and the TCW/DW Term
                               Trusts (until September 2002).

James F. Higgins (54)          Senior Advisor of Morgan Stanley (since           129
c/o Morgan Stanley Trust       August 2000); Director of the Distributor and
Harborside Financial Center,   Dean Witter Realty Inc.; Director or Trustee of
Plaza Two,                     the Morgan Stanley Funds and the TCW/DW
Jersey City, NJ                Term Trusts (since June 2000); previously
                               President and Chief Operating Officer of the
                               Private Client Group of Morgan Stanley
                               (May 1999-August 2000), President and Chief
                               Operating Officer of Individual Securities of
                               Morgan Stanley (February 1997-May 1999).

Philip J. Purcell (58)         Director or Trustee of the Morgan Stanley         129
1585 Broadway                  Funds and the TCW/DW Term Trusts; Chairman
New York, NY                   of the Board of Directors and Chief Executive
                               Officer of Morgan Stanley and Morgan Stanley
                               DW; Director of the Distributor; Chairman of the
                               Board of Directors and Chief Executive Officer
                               of Novus Credit Services Inc.; Director and/or
                               officer of various Morgan Stanley subsidiaries.

   NAME, AGE AND ADDRESS OF
      INTERESTED TRUSTEE            OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------ --------------------------------------------
Charles A. Fiumefreddo (69)    None
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

James F. Higgins (54)          None
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

Philip J. Purcell (58)         Director of American Airlines, Inc. and its
1585 Broadway                  parent company, AMR Corporation.
New York, NY

------------

 * Each Trustee serves an indefinite term, until his or her successor is elected.

** The Fund Complex includes all open and closed-end funds (including all of their portfolios) advised by Morgan Stanley Investment Advisors Inc. and any funds that have an investment advisor that is an affiliated person of Morgan Stanley Investment Advisors Inc. (including but not limited to, Morgan Stanley Investment Management Inc., Morgan Stanley Investments LP and Van Kampen Asset Management Inc.).

MORGAN STANLEY NEW DISCOVERIES FUND
TRUSTEE AND OFFICER INFORMATION CONTINUED

OFFICERS:

                                                       TERM OF
                                                      OFFICE AND
                                  POSITION(S)         LENGTH OF
   NAME, AGE AND ADDRESS OF        HELD WITH             TIME
      EXECUTIVE OFFICER            REGISTRANT          SERVED*
----------------------------- ------------------- -----------------
Mitchell M. Merin (49)        President and       President since
1221 Avenue of the Americas   Chief Executive     May 1999 and
New York, NY                  Officer             Chief Executive
                                                  Officer since
                                                  September 2002

Barry Fink (47)               Vice President,     Since
1221 Avenue of the Americas   Secretary and       February 1997
New York, NY                  General Counsel

Thomas F. Caloia (56)         Treasurer           Since
c/o Morgan Stanley Trust                          April 1989
Harborside Financial Center,
Plaza Two
Jersey City, NJ

Ronald E. Robison (63)        Vice President      Since
1221 Avenue of the Americas                       October 1998
New York, NY

Joseph J. McAlinden (59)      Vice President      Since
1221 Avenue of the Americas                       July 1995
New York, NY

Francis Smith (37)            Vice President      Since
c/o Morgan Stanley Trust      and Chief           September 2002
Harborside Financial Center   Financial Officer
Plaza Two,
Jersey City, NJ

   NAME, AGE AND ADDRESS OF
      EXECUTIVE OFFICER                                   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
----------------------------- ---------------------------------------------------------------------------------------------------
Mitchell M. Merin (49)        President and Chief Operating Officer of Morgan Stanley Investment Management (since
1221 Avenue of the Americas   December 1998); President, Director (since April 1997) and Chief Executive Officer (since
New York, NY                  June 1998) of the Investment Manager and Morgan Stanley Services; Chairman, Chief Executive
                              Officer and Director of the Distributor (since June 1998); Chairman (since June 1998) and Director
                              (since January 1998) of the Transfer Agent; Director of various Morgan Stanley subsidiaries;
                              President (since May 1999) and Chief Executive Officer (since September 2002) of the Morgan
                              Stanley Funds and TCW/DW Term Trusts; Trustee of various Van Kampen investment companies
                              (since December 1999); previously Chief Strategic Officer of the Investment Manager and Morgan
                              Stanley Services and Executive Vice President of the Distributor (April 1997-June 1998), Vice
                              President of the Morgan Stanley Funds (May 1997-April 1999), and Executive Vice President of
                              Morgan Stanley.

Barry Fink (47)               General Counsel (since May 2000) and Managing Director (since December 2000) of Morgan
1221 Avenue of the Americas   Stanley Investment Management; Managing Director (since December 2000), and Secretary and
New York, NY                  General Counsel (since February 1997) and Director (since July 1998) of the Investment Manager and Morgan Stanley Services; Assistant Secretary of Morgan Stanley DW; Vice President, Secretary
                              and General Counsel of the Morgan Stanley Funds and TCW/DW Term Trusts (since February 1997);
                              Vice President and Secretary of the Distributor; previously, Senior Vice President, Assistant
                              Secretary and Assistant General Counsel of the Investment Manager and Morgan Stanley Services.

Thomas F. Caloia (56)         First Vice President and Assistant Treasurer of the Investment Manager, the Distributor and Morgan
c/o Morgan Stanley Trust      Stanley Services; Treasurer of the Morgan Stanley Funds.
Harborside Financial Center,
Plaza Two
Jersey City, NJ

Ronald E. Robison (63)        Managing Director, Chief Administrative Officer and Director (since February 1999) of the
1221 Avenue of the Americas   Investment Manager and Morgan Stanley Services and Chief Executive Officer and Director of the
New York, NY                  Transfer Agent; previously Managing Director of the TCW Group Inc.

Joseph J. McAlinden (59)      Managing Director and Chief Investment Officer of the Investment Manager, Morgan Stanley
1221 Avenue of the Americas   Investment Management Inc. and Morgan Stanley Investments LP; Director of the Transfer Agent;
New York, NY                  Chief Investment Officer of the Van Kampen Funds.

Francis Smith (37)            Vice President and Chief Financial Officer of the Morgan Stanley Funds and the TCW/DW Term
c/o Morgan Stanley Trust      Trusts (since September 2002); Executive Director of the Investment Manager and Morgan Stanley
Harborside Financial Center   Services (since December 2001). Formerly, Vice President of the Investment Manager and Morgan
Plaza Two,                    Stanley Services (August 2000-November 2001), Senior Manager at PricewaterhouseCoopers LLP
Jersey City, NJ               (January 1998-August 2000) and Associate-Fund Administration at BlackRock Financial
                              Management (July 1996-December 1997).

------------

* Each Officer serves an indefinite term, until his or her successor is elected.

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











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

[MORGAN STANLEY LOGO]

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell

OFFICERS
Charles A. Fiumefreddo
Chairman

Mitchell M. Merin
President and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Joseph J. McAlinden
Vice President

Ronald E. Robison
Vice President

Thomas F. Caloia
Treasurer

Francis Smith
Chief Financial Officer

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors, Inc.
1221 Avenue of the Americas
New York, New York 10020

SUB-ADVISOR
Morgan Stanley Investments LP
One Tower Bridge
West Conshohocken, Pennsylvania 19428

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Funds are distributed by Morgan Stanley Distributors Inc.

Morgan Stanley Distributors Inc., member NASD.

[MORGAN STANLEY LOGO]

[GRAPHIC OMITTED]

MORGAN STANLEY
NEW DISCOVERIES FUND

Annual Report
August 31, 2002

39851RPT-8324102-AP-9/02